Deferred Taxation - Disclosure of Detailed Information about Unrecognized Tax Losses Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 0	$ 0	$ 0
(Charge) credit to profit or loss	0	(0)	0
Deferred tax liability (asset)	0	0	0
Accelerated Tax Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(51)	(32)	(46)
(Charge) credit to profit or loss	40	(19)	14
Deferred tax liability (asset)	(11)	(51)	(32)
Accrual [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	51	32	46
(Charge) credit to profit or loss	(40)	19	(14)
Deferred tax liability (asset)	$ 11	$ 51	$ 32